Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions And Balances
Related party transactions and balances

11.	Related party transactions and balances

(a)	Compensation of key management personnel

Key management includes members of the Board, the Chair, the President and Chief Executive Officer, the Chief Financial Officer, the Executive Vice President, and the Vice President, Project Development. The net aggregate compensation paid or payable to key management for services after recovery from Azucar Minerals Ltd. (Azucar) and Almadex (Note 11 (b)) is as follows:

	December 31,	December 31,		December 31,
	2024	2023		2022

Professional fees	$-	$50,588		$60,000
Salaries and benefits	271,250	398,307	(2)	484,435	(1)
Share-based payments	-	702,000		1,212,300
Directors’ fees	120,000	140,000		145,000
	$391,250	$1,290,895		$1,901,735

(1)	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.
(2)	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.

(b)	Administrative Services Agreements

The Company recovers a portion of rent, office and license expenses from Azucar pursuant to an Administrative Services Agreement dated May 15, 2015 and First Amending Agreement dated December 16, 2015 between the Company and Azucar.

The Company also recovers a portion of rent, office and license expenses from Almadex pursuant to an Administrative Services Agreement dated March 29, 2018 between the Company and Almadex.

During the year ended December 31, 2024, the Company received $117,868 (2023 - $75,853; 2022 - $185,068) from Azucar for administrative services fees included in other income and received $1,040,186 (2023 - $1,346,494; 2022 - $1,191,360) from Almadex for administrative services fees included in other income.

At December 31, 2024, included in accounts receivable is $29,170 (2023 - $7,005) due from Azucar and $193,155 (2023 - $369,045) due from Almadex in relation to expense recoveries.

Under the Administrative Services Agreements, the Company is the sole and exclusive manager of Azucar and Almadex that provides general management services, office space, executive personnel, human resources, geological technical support, accounting and financial services at cost with no mark-up or additional direct charge. The three companies are considered related parties though common officers.

(c)	Other related party transactions

During the year ended December 31, 2024, the Company employed the Chair’s daughter for a salary of $41,300 less statutory deductions (2023 - $45,300; 2022 - $48,800) for marketing and administrative services provided to the Company.